Fair Values of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair value of financial instruments by balance sheet grouping
The following table presents the fair value and balance sheet classification of derivatives at September 30, 2015 and September 30, 2014:

	Asset Derivatives				Liability Derivatives
	September 30, 2015		September 30, 2014		September 30, 2015		September 30, 2014
(In thousands)	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value
Client derivatives	Other assets	$11,879	Other assets	$2,611	Other liabilities	$11,879	Other liabilities	$2,611
Commercial loan hedge	Other assets	—	Other assets	—	Other liabilities	966	Other liabilities	—
Long term borrowing hedge	Other assets	—	Other assets	—	Other liabilities	14,555	Other liabilities	268
		$11,879		$2,611		$27,400		$2,879

		2015		2014
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$284,049	$284,049	$781,843	$781,843
Available-for-sale securities:
Equity securities	1	101,952	101,952	101,387	101,387
Obligations of U.S. government	2	482,464	482,464	731,943	731,943
Obligations of states and political subdivisions	2	27,123	27,123	23,681	23,681
Corporate debt securities	2	505,800	505,800	509,007	509,007
Mortgage-backed securities
Agency pass-through certificates	2	1,160,518	1,160,518	1,584,508	1,584,508
Other commercial MBS	2	102,706	102,706	98,916	98,916
Total available-for-sale securities		2,380,563	2,380,563	3,049,442	3,049,442
Held-to-maturity securities:
Mortgage-backed securities
Agency pass-through certificates	2	1,643,216	1,637,420	1,548,265	1,499,218
Total held-to-maturity securities		1,643,216	1,637,420	1,548,265	1,499,218

Loans receivable	3	9,170,634	9,667,750	8,324,798	8,844,532
FDIC indemnification asset	3	16,275	15,522	36,860	35,976
FHLB and FRB stock	2	107,198	107,198	158,839	158,839
Other assets - interest rate contracts	2	11,879	11,879	2,611	2,611

Financial liabilities
Customer accounts	2	10,631,703	10,004,290	10,716,928	9,946,586
FHLB advances and other borrowings	2	1,830,000	1,938,384	1,930,000	2,054,437
Other liabilities - interest rate contracts	2	11,879	11,879	2,611	2,611
Other liabilities - commercial loan hedge	2	966	966	—	—
Other liabilities - long term borrowing hedge	2	14,555	14,555	268	268